EQ ADVISORS TRUSTSM

EQ/Large Cap Value Managed Volatility Portfolio

SUPPLEMENT DATED OCTOBER 30, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2026, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2026, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective November 1, 2026, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

Katherine Cannan of MFS Investment Management no longer serves as a member of the team that is responsible for the securities selection, research and trading for a portion of the Active Allocated Portion of the EQ/Large Cap Value Managed Volatility Portfolio. All references to Katherine Cannan in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

The section of the Summary Prospectus and Prospectus entitled — “WHO MANAGES THE PORTFOLIO — Investment Adviser: Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS” or the “Adviser”)” is amended to add the following information:

Name	Title	Since
Steven Gorham	Investment Officer and Portfolio Manager of MFS	November 2026 (previously, 2014 to 2020)

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Massachusetts Financial Services Company d/b/a MFS Investment Management” is amended by deleting the third paragraph in its entirety and replacing it with the following information:

Thomas Crowley, Steven Gorham, and Kate Mead are jointly and primarily responsible for the investment decisions for a portion of the Active Allocated Portion of the EQ/Large Cap Value Managed Volatility Portfolio. Kate Mead generally contributes to the day-to-day management of a portion of the Active Allocated Portion of the EQ/Large Cap Value Managed Volatility Portfolio through such means as participating in the research process and strategy discussions, communicating investment policy, assessing portfolio risk, and managing daily cash flows, but does not generally determine which securities to purchase or sell for the Portfolio.

Thomas Crowley is an Investment Officer and Portfolio Manager of MFS® and has been employed in the investment area of MFS® since 2007.

Steven Gorham is an Investment Officer and Portfolio Manager of MFS® and has been employed in the investment area of MFS® since 1992.

Kate Mead is an Investment Officer and Institutional Portfolio Manager of MFS® and has been employed in the investment area of MFS® since 1997.

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The section of the SAI entitled “Appendix B — Portfolio Manager Information — MFS Investment Management — Other Accounts Managed” is amended to include the following information:

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of September 30, 2026						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/Large Cap Value Managed Volatility Portfolio
Steven Gorham	8	$18.1B	6	$2.3B	15	$11.7B	0	N/A	0	N/A	0	N/A
*	Excludes the Portfolio Advisory fees were not based upon performance of any of the accounts identified in the table above.

As of September 30, 2026, the dollar range of shares of the EQ/Large Cap Value Managed Volatility Portfolio beneficially owned by the portfolio manager was none.